UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, August 10, 2011

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $558,924 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      431     7900 SH       Sole                     7900
iShares Russell 2000 Index     RUSSELL 2000     464287655    66164   799078 SH       Sole                   795133              3945
3M Company                     COM              88579Y101     8208    86541 SH       Sole                    86331               210
AECOM Technology Corp          COM              00766T100     7800   285305 SH       Sole                   283485              1820
AFLAC Inc.                     COM              001055102     7745   165913 SH       Sole                   164868              1045
Abbott Laboratories            COM              002824100     6560   124664 SH       Sole                   124364               300
Accenture PLC Ireland          SHS CLASS A      G1151C101    19336   320031 SH       Sole                   318001              2030
Air Products & Chemicals Inc.  COM              009158106    10051   105156 SH       Sole                   104856               300
Automatic Data Processing Inc. COM              053015103    11340   215265 SH       Sole                   213940              1325
Becton, Dickinson & Co.        COM              075887109    12941   150181 SH       Sole                   149321               860
Coca-Cola Company              COM              191216100     9829   146074 SH       Sole                   145684               390
ConocoPhillips                 COM              20825C104     9973   132639 SH       Sole                   132309               330
Darden Restaurants, Inc.       COM              237194105     9544   191792 SH       Sole                   191267               525
Devon Energy Corp.             COM              25179M103    10821   137303 SH       Sole                   136403               900
Diageo PLC ADR                 SPON ADR NEW     25243Q205     7398    90358 SH       Sole                    90138               220
Dover Corp.                    COM              260003108    13879   204699 SH       Sole                   203389              1310
Emerson Electric Company       COM              291011104     8099   143979 SH       Sole                   143599               380
Ensco PLC ADR                  SPONSORED ADR    29358Q109    22691   425724 SH       Sole                   423694              2030
Equifax Inc.                   COM              294429105     8529   245659 SH       Sole                   244149              1510
Hasbro Inc.                    COM              418056107     5216   118728 SH       Sole                   118423               305
Illinois Tool Works, Inc.      COM              452308109     8822   156178 SH       Sole                   155778               400
Intel Corporation              COM              458140100    18414   830950 SH       Sole                   827175              3775
Intuit Inc.                    COM              461202103    14773   284855 SH       Sole                   282875              1980
Jack Henry & Associates Inc.   COM              426281101    11078   369130 SH       Sole                   368180               950
Johnson & Johnson              COM              478160104    10469   157387 SH       Sole                   156997               390
Medtronic, Inc                 COM              585055106    22890   594080 SH       Sole                   591400              2680
Microsoft Corporation          COM              594918104    19535   751348 SH       Sole                   747323              4025
Nike Inc.                      CL B             654106103    13986   155429 SH       Sole                   154454               975
Norfolk Southern Corp.         COM              655844108    10810   144270 SH       Sole                   143880               390
PepsiCo Incorporated           COM              713448108    10917   155001 SH       Sole                   154031               970
Procter & Gamble Co.           COM              742718109     9484   149194 SH       Sole                   148834               360
Sigma-Aldrich Corp.            COM              826552101    14966   203958 SH       Sole                   202628              1330
Spectra Energy Corp.           COM              847560109     8350   304646 SH       Sole                   302691              1955
Stryker Corp.                  COM              863667101    10156   173040 SH       Sole                   171975              1065
Synaptics Inc.                 COM              87157D109     7364   286105 SH       Sole                   283935              2170
Sysco Corporation              COM              871829107    18710   600057 SH       Sole                   597192              2865
TJX Companies, Inc.            COM              872540109    15038   286265 SH       Sole                   284500              1765
Teva Pharmaceutical Industries COM              881624209    10950   227085 SH       Sole                   226535               550
United Technologies Corp.      COM              913017109    14806   167278 SH       Sole                   166233              1045
Verizon Communications Inc.    COM              92343V104     8947   240324 SH       Sole                   239664               660
Walt Disney Co.                COM DISNEY       94106L109     7603   203998 SH       Sole                   203448               550
Waters Corp.                   COM              941848103    18258   190701 SH       Sole                   189406              1295
Willis Group Holdings          SHS              G96666105     9381   228195 SH       Sole                   227595               600